DEBENTURES	12 Months Ended
Dec. 31, 2019
DEBENTURES
DEBENTURES

 NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2019
Issuance	Meeting	Issued	Held in treasury	Maturity	2019	2018
3rd- A and B	May 27,1982	—	—	June 1, 2021	—	18,871
7th	July 14, 1982	—	—	July 1, 2022	—	1,102
8th	November 11, 1982	—	—	May 2, 2023	—	8,080
9th	June 10, 1983	—	—	September 1, 2024	—	2,349
11th - A and B	June 29, 1990	—	—	June 1, 2020	—	5,716
15th	November 09, 2018	1,500,000	—	November 21, 2022	1,504,436	1,502,755
16th - A	April 25, 2019	600,000	—	May 6, 2023	602,847	—
16th - B	April 25, 2019	800,000	—	May 6, 2026	803,761	—
Total Consolidated					2,911,044	1,538,873

Current					18,015	2,755
Non-current					2,893,029	1,536,118

The amortization schedules of long term are as follows:

	2019	2018
2020	—	5,716
2021	—	18,871
2022	1,496,591	1,501,102
2023	598,530	8,080
2024	—	2,349
2025 on	797,908	—
	2,893,029	1,536,118

16th Issuance of Debentures: At the Board of Directors Meeting held on April 25, 2019, the Sixteenth Issuance of Non-convertible Debentures, in Two Series, was approved. The amount of the Issuance, subscribed and paid in, was R$ 1,400 million, of which R$ 600 million in the first series and R$ 800 million in the second series, with a unit par value of R$ 1,000.00, and net proceeds were used for cash reinforcement, in order to serve its ordinary management business. The 1st Series debentures mature in 48 months and yield interest equivalent to 105.5% of the CDI. The 2nd Series Debentures mature in 84 months and yield interest equivalent to 107.25% of the CDI.

Early Redemption: At the Board of Directors meeting held on July 2, 2019, it was decided to authorize the early redemption of all debentures of the 3rd A and B, 7th, 8th, 9th and 11th A and B issuances. The amounts paid to debenture holders were adjusted until the settlement date pursuant to the corresponding Debenture Issues.

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate.

The average interest rate was 6.18% for the year ended on December 31, 2019 (6.60% for the year ended on December 31, 2018).